Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance (in Shares) | shares	1,150,565,906	1,150,565,906
Balance	¥ 3,334,260		¥ 3,146,762	¥ 3,007,907
Balance as of December 31, 2015 in US$ (in Dollars)	3,334,260	$ 530,052	3,334,260	3,007,907
Net income	215,481	33,265	166,080	99,984
Foreign currency translation	6,153	949	¥ 6,008	(6,982)
Repurchase of ordinary shares	¥ (6,276)	$ (969)
Exercise of share options (in Shares) | shares	6,754,720	6,754,720	1,704,380
Exercise of share options	¥ 1,518		¥ 3,183
Share-based compensation	17,653		23,598	45,317
Acquisition of additional interest in a subsidiary	187,810		¥ 11,371
Share of other comprehensive income in affiliates	¥ 37,567	$ 5,799
Balance (in Shares) | shares	1,155,059,526	1,155,059,526	1,150,565,906
Balance	¥ 3,433,569	$ 530,052	¥ 3,334,260	¥ 3,146,762
Common Stock [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance (in Shares) | shares	1,150,565,906	1,150,565,906	998,861,526	998,861,526
Balance	¥ 8,563		¥ 7,624	¥ 7,624
Balance as of December 31, 2015 in US$ (in Dollars)	¥ 8,563	$ 1,326	¥ 7,624	¥ 7,624
Issue new shares to employees (in Shares) | shares			150,000,000
Issue new shares to employees			¥ 928
Exercise of share options (in Shares) | shares	4,493,620	4,493,620	1,704,380
Exercise of share options	¥ 29		¥ 11
Balance (in Shares) | shares	1,155,059,526	1,155,059,526	1,150,565,906	998,861,526
Balance	¥ 8,592	$ 1,326	¥ 8,563	¥ 7,624
Additional Paid-in Capital [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance	2,601,401		2,329,962	2,284,906
Balance as of December 31, 2015 in US$ (in Dollars)	2,601,401	378,870	2,329,962	2,284,906
Issue new shares to employees			256,563
Exercise of share options	(4,787)		3,172
Share-based compensation	17,653		23,598	45,317
Acquisition of additional interest in a subsidiary	160,023		11,894
Balance	2,454,244	$ 378,870	2,601,401	2,329,962
Treasury Stock [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Repurchase of ordinary shares	¥ (6,276)
Exercise of share options (in Shares) | shares	2,261,100	2,261,100
Exercise of share options	¥ 6,276
Retained Earnings [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance	764,963		618,885	527,542
Balance as of December 31, 2015 in US$ (in Dollars)	764,963	$ 134,514	618,885	527,542
Net income	210,086		161,760	95,643
Balance	871,356	134,514	764,963	618,885
AOCI Attributable to Parent [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance	(105,106)		(111,114)	(104,132)
Balance as of December 31, 2015 in US$ (in Dollars)	(105,106)	(7,726)	(111,114)	(104,132)
Foreign currency translation	17,491		6,008	(6,982)
Share of other comprehensive income in affiliates	37,567
Balance	(50,048)	(7,726)	(105,106)	(111,114)
Subscription Receivables [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance	(257,491)
Balance as of December 31, 2015 in US$ (in Dollars)	(257,491)	(41,500)	(257,491)
Issue new shares to employees			(257,491)
Foreign currency translation	(11,338)
Balance	¥ (268,829)	$ (41,500)	(257,491)
Parent Company [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance (in Shares) | shares	1,150,565,906	1,150,565,906
Balance	¥ 3,210,752		3,028,097	2,894,380
Balance as of December 31, 2015 in US$ (in Dollars)	3,210,752	$ 512,123	3,028,097	2,894,380
Net income	210,086		161,760	95,643
Foreign currency translation	6,153	949	6,008	(6,982)
Repurchase of ordinary shares	(6,276)	(969)
Exercise of share options	1,518		3,183
Share-based compensation	17,653		23,598	44,904
Acquisition of additional interest in a subsidiary	(160,023)
Share of other comprehensive income in affiliates	¥ 37,567	$ 5,799
Other			¥ (11,894)	152
Balance (in Shares) | shares	1,155,059,526	1,155,059,526	1,150,565,906
Balance	¥ 3,317,430	$ 512,123	¥ 3,210,752	¥ 3,028,097
Parent Company [Member] | Common Stock [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance (in Shares) | shares	1,150,565,906	1,150,565,906	998,861,526	998,861,526
Balance	¥ 8,563		¥ 7,624	¥ 7,624
Balance as of December 31, 2015 in US$ (in Dollars)	¥ 8,563	$ 1,326	¥ 7,624	¥ 7,624
Issue new shares to employees (in Shares) | shares			150,000,000
Issue new shares to employees			¥ 928
Exercise of share options (in Shares) | shares	4,493,620	4,493,620	1,704,380
Exercise of share options	¥ 29		¥ 11
Balance (in Shares) | shares	1,155,059,526	1,155,059,526	1,150,565,906	998,861,526
Balance	¥ 8,592	$ 1,326	¥ 8,563	¥ 7,624
Parent Company [Member] | Additional Paid-in Capital [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance	2,601,401		2,329,962	2,284,906
Balance as of December 31, 2015 in US$ (in Dollars)	2,601,401	378,870	2,329,962	2,284,906
Issue new shares to employees			256,563
Exercise of share options	(4,787)		3,172
Share-based compensation	17,653		23,598	44,904
Acquisition of additional interest in a subsidiary	(160,023)
Other			(11,894)	152
Balance	¥ 2,454,244	$ 378,870	2,601,401	2,329,962
Parent Company [Member] | Treasury Stock [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Repurchase of ordinary shares (in Shares) | shares	(2,261,100)	(2,261,100)
Repurchase of ordinary shares	¥ (6,276)
Exercise of share options (in Shares) | shares	2,261,100	2,261,100
Exercise of share options	¥ 6,276
Parent Company [Member] | Retained Earnings [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance	963,385		801,625	705,982
Balance as of December 31, 2015 in US$ (in Dollars)	963,385	$ 181,153	801,625	705,982
Net income	210,086		161,760	95,643
Balance	1,173,471	181,153	963,385	801,625
Parent Company [Member] | AOCI Attributable to Parent [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance	(105,106)		(111,114)	(104,132)
Balance as of December 31, 2015 in US$ (in Dollars)	(105,106)	(7,726)	(111,114)	(104,132)
Foreign currency translation	17,491		6,008	(6,982)
Share of other comprehensive income in affiliates	37,567
Balance	(50,048)	(7,726)	(105,106)	¥ (111,114)
Parent Company [Member] | Subscription Receivables [Member]
Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity [Line Items]
Balance	(257,491)
Balance as of December 31, 2015 in US$ (in Dollars)	(257,491)	(41,500)	(257,491)
Issue new shares to employees			(257,491)
Foreign currency translation	(11,338)
Balance	¥ (268,829)	$ (41,500)	¥ (257,491)